DERIVATIVE LIABILITY (Details 3) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Balance - December 31, 2013	$ 9,000
Additions during the year	2,090,000
Change in fair value of warrant liability	(46,000)
Balance - December 31, 2014	2,053,000
ConversionOption[Member]
Balance - December 31, 2013		583,000	868,000
Additions during the year			811,000
Total unrealized (gains) or losses included in net loss			(1,096,000)
Loss on settlement of debt		(714,000)
Change in fair value of conversion option liability		131,000
Change in fair value of warrant liability
Balance - December 31, 2014			583,000
SharePurchaseWarrants[Member]
Balance - December 31, 2013		140,000	977,000
Additions during the year			206,000
Total unrealized (gains) or losses included in net loss
Loss on settlement of debt
Change in fair value of conversion option liability
Change in fair value of warrant liability		(131,000)	(1,043,000)
Balance - December 31, 2014		$ 9,000	$ 140,000